Related Party Transactions - Revenue by parties (Details) - Related party	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Related Party Transaction
Total revenue from related parties	$ 57,871,513	¥ 402,889,899	¥ 990,820,793	¥ 1,232,785,709
One-time commissions
Related Party Transaction
Total revenue from related parties	8,722,444	60,723,911	524,315,293	739,901,443
One-time commissions | Funds managed by Jupai Group
Related Party Transaction
Total revenue from related parties	8,428,320	58,676,277	521,493,884	739,471,960
One-time commissions | Investees of shareholder of the Company
Related Party Transaction
Total revenue from related parties	294,124	2,047,634	2,821,409	429,483
Recurring management fee
Related Party Transaction
Total revenue from related parties	48,943,141	340,732,359	436,947,202	365,045,532
Recurring management fee | Funds managed by Jupai Group
Related Party Transaction
Total revenue from related parties	48,943,141	340,732,359	436,947,202	365,045,532
Recurring service fees
Related Party Transaction
Total revenue from related parties	205,928	1,433,629	1,256,411	10,081,396
Recurring service fees | Funds managed by Jupai Group
Related Party Transaction
Total revenue from related parties	$ 205,928	¥ 1,433,629	1,256,411	10,081,396
Other service fees
Related Party Transaction
Total revenue from related parties			28,301,887	117,757,338
Other service fees | Funds managed by Jupai Group
Related Party Transaction
Total revenue from related parties			¥ 28,301,887	¥ 117,757,338